INCOME TAX, Deferred Tax Assets and Liabilities (Details) - USD ($)		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred Tax Liabilities [Abstract]
Deferred tax assets used to offset deferred tax liabilities		$ (305,000)	$ (121,755)	$ (142,128)
Deferred tax liability (asset)		0	0	0
Deferred Tax Assets [Abstract]
Deferred tax assets used to offset deferred tax liabilities		(305,000)	(121,755)	(142,128)
Deferred tax assets acquired on reverse acquisition not brought to account	[1]	0	0	(410,028)
Other deferred tax assets not brought to account	[1]	(8,705,485)	(4,634,058)	(908,098)
Deferred tax liability (asset)		0	0	0
Right-of-use assets [Member]
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities		305,000	121,755	142,128
Accrued Expenditure [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		139,113	22,500	53,997
Provision [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		21,956	12,125	2,893
Lease Liabilities [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		246,832	132,393	142,695
Capital Allowances [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		3,241,541	2,535,077	0
Tax Losses Available to Offset Against Future Taxable Income [Member]
Deferred Tax Assets [Abstract]
Deferred tax assets		$ 5,361,043	$ 2,053,718	$ 1,260,669

[1]	The benefit of deferred tax assets not brought to account will only be subsequently recognised if: (a) future assessable income is derived of a nature and of an amount sufficient to enable the benefit to be realised; (b) the conditions for deductibility imposed by tax legislation continue to be complied with; and (c) no changes in tax legislation adversely affect the Group in realising the benefit.